Shareholders' Equity (Details)	12 Months Ended				12 Months Ended					12 Months Ended						12 Months Ended					12 Months Ended
	Dec. 31, 2013 series	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013 Stock Options	Dec. 31, 2006 Stock Options	Dec. 31, 2012 Stock Options	Dec. 31, 2011 Stock Options	Dec. 31, 2010 Stock Options	Dec. 31, 2013 Stock Options Maximum	Dec. 31, 2013 Amended and Restated 2007 Share Incentive Plan	Aug. 02, 2010 Amended and Restated 2007 Share Incentive Plan	Dec. 31, 2013 Amended and Restated 2007 Share Incentive Plan Stock Options	Dec. 31, 2013 Amended and Restated 2007 Share Incentive Plan Restricted share units	Jun. 29, 2007 1999 Stock Plan	Dec. 31, 2013 1999 Stock Plan Stock Options	Dec. 31, 2013 1999 Stock Plan Stock Options Maximum	Dec. 31, 2013 1999 Stock Plan ISO	Dec. 31, 2013 1999 Stock Plan NSO	Jun. 29, 2007 1999 Directors' Stock Option Plan	Dec. 31, 2013 1999 Directors' Stock Option Plan NSO	Sep. 27, 2005 1999 Directors' Stock Option Plan NSO	Oct. 31, 1999 1999 Directors' Stock Option Plan NSO
Shareholders' Equity
Unapproved share purchase percentage needed to initiate Shareholders' Rights Plan	10.00%
Maximum preference shares to be issued by board of directors without approval of shareholders	3,750,000
Minimum number of series in which preference shares is to be issued	1
Ordinary shares available for issuance												10,000,000										1,125,000	750,000
Amount that maximum number of ordinary shares available for issuance is reduced for every share issued pursuant to share option or share appreciation right											1
Amount that maximum number of ordinary shares available for issuance is reduced for every share issued as restricted shares or pursuant to restricted share units											1.75
Maximum shares available for grant as a percentage of total outstanding shares											3.00%
Minimum exercise price of shares granted as a percentage of fair market value on the date of grants											100.00%							100.00%	100.00%
Number of additional awards could be made under the plan	4,711,000	5,252,000	6,159,000	6,742,000											0					0
Outstanding stock options at the end of the period (in shares)					1,038,000		1,209,000	780,000	1,021,000				848,000			53,000					137,000
Outstanding other than stock options at the end of the period (in shares)														418,000
Term of the options granted						10 years				7 years							10 years				10 years
Minimum shares held by one shareholder as a percent of total shares outstanding for purposes of setting exercise price																		10.00%
Minimum exercise price of shares granted as a percentage of fair market value on the date of grants for shareholders owning more than 10% of total shares outstanding																		110.00%
Vesting period					4 years											4 years
Number of options granted to new members of the board of directors (in shares)																					37,500
Number of options granted annually to eligible board of directors members (in shares)																					15,000
Minimum period served by a board of director as a member of board to gain options																					6 months
Exercise price of shares granted as percentage of fair market value on the date of grants																					100.00%